COMMITMENT AND CONTINGENT LIABILITIES - Restructuring (Detail) - AXA Shareplan - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Severance
Restructuring Cost and Reserve [Line Items]
Balance as of January 1, 2017	$ 23	$ 22	$ 11
Additions		17	20
Cash payments		(14)	(9)
Other reductions		(2)
Balance as of end of period		23	22
Leases
Restructuring Cost and Reserve [Line Items]
Balance as of January 1, 2017	165	170	190
Additions	(7)	(29)	12
Deferred rent	(2)	(10)	5
Cash payments	40	48	(42)
Interest accretion	(3)	(4)	5
Balance as of end of period	$ 137	$ 165	$ 170